CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Unallocated Common Shares Held By ESOP [Member]	Unearned Restricted Shares [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]
Balance at Dec. 31, 2009	$ 77,462	$ 126	$ 52,230	$ (3,230)	$ (193)	$ 38,883	$ (2,389)	$ (7,965)
Balance (in shares) at Dec. 31, 2009		12,563,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect adjustment for change in accounting principle for embedded credit derivatives	0					(652)	652
Net income	3,003					3,003
Other comprehensive income	629						629
Total comprehensive income	3,632
Cash dividends declared	(375)					(375)
Equity incentive plan compensation	257		89		168
Allocation of ESOP shares	202		(121)	323
Treasury stock purchased, shares	10,517
Treasury stock purchased	(74)							(74)
Balance at Dec. 31, 2010	81,104	126	52,198	(2,907)	(25)	40,859	(1,108)	(8,039)
Balance (in shares) at Dec. 31, 2010		12,563,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exchange of common stock pursant to reorganization and concurrent second step stock offering (shares)		(1,986,901)
Exchange of common stock pursant to reorganization and concurrent second step stock offering	50,330	(20)	42,311					8,039
Net income	2,417					2,417
Other comprehensive income	433						433
Total comprehensive income	2,850
Cash dividends declared	(1,191)					(1,191)
Restricted shares activity	0		22		(22)
Equity incentive plan compensation	100		91		9
Shares purchased by ESOP pursuant to reorganization	(3,141)			(3,141)
Allocation of ESOP shares	467		(13)	480
Tax benefit from share-based compensation	3		3
Treasury stock purchased, shares		(547)
Treasury stock purchased	(5)					(5)
Stock Options exercised, shares	0
Balance at Dec. 31, 2011	130,517	106	94,612	(5,568)	(38)	42,080	(675)	0
Balance (in shares) at Dec. 31, 2011		10,576,302
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,118					1,118
Other comprehensive income	2,088						2,088
Total comprehensive income	3,206
Cash dividends declared	(1,171)					(1,171)
Restricted shares activity	(2,238)				(2,226)	(12)
Equity incentive plan compensation	189		135		54
Allocation of ESOP shares	543		63	480
Tax benefit from share-based compensation	4		4
Stock Options exercised, shares	1,796	1,796
Stock options exercised, Value	10		(4)			14
Common shares repurchased, Shares		(465,788)
Common shares repurchased, Value	(5,301)	(5)				(5,296)
Balance at Dec. 31, 2012	$ 125,759	$ 101	$ 94,810	$ (5,088)	$ (2,210)	$ 36,733	$ 1,413	$ 0
Balance (in shares) at Dec. 31, 2012		10,112,310